Warranty (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Warranties Disclosures [Abstract]
Machine warranty, range minimum (in years)	1 year		1 year
Machine warranty, range maximum (in years)	4 years		4 years
Period of time following a sale the majority of claims are paid, min	6 months
Period of time following a sale the majority of claims are paid, max	9 months
Changes in warranty reserves
Beginning balance	$ 10,960	$ 10,093	$ 10,093	$ 9,686	$ 9,663
Additions charged to expense	8,879	8,888	12,413	11,719	10,605
Acquired warranty obligations	384	0	42	0	0
Foreign currency fluctuations	225	85	82	(207)	(215)
Claims paid	(8,912)	(8,707)	(11,670)	(11,105)	(10,367)
Ending balance	$ 11,536	$ 10,359	$ 10,960	$ 10,093	$ 9,686